Critical accounting judgments and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2022
Critical Accounting Judgments and Key Sources of Estimation Uncertainty [Abstract]
Critical accounting judgments and key sources of estimation uncertainty
4.	Critical accounting judgments and key sources of estimation uncertainty

In the application of the Group’s accounting policies, which are described in note 2, management of the Group is required to make judgments, estimates, and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The judgments, estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods. The significant estimates impacting the Group’s consolidated financial statements are as follows:

-	Key assumptions used in impairment testing on long-lived assets

The Group performs annual impairment testing on long-lived assets, for which key assumptions are used in the calculation of the recoverable amount (see note 12). For impairment testing, goodwill is allocated to the cash-generating unit (“CGU”) from which the Group has considered that economic and operational synergies of business combinations are generated. The recoverable amounts of the CGU have been determined based on the calculations of their value in use, which require the use of estimates. The most significant of these estimates are as follows:

●	Discount rate based on the weighted average cost of capital (WACC) of the CGU.

●	Terminal value growth rates.

●	EBITDA margin (earnings before interest, taxes, depreciation and amortization), in accordance with the historical performance and the expectations of the CGU industry.

-	Estimation of probability of default and recovery rate to apply the model of expected losses in the impairment of financials assets

The Group assigns to the debtors with whom it maintains an account receivable at each reporting date, either individually or as a group, an estimate of the probability of default in the payment of accounts receivable and the estimated recovery rate, in order to reflect the cash flows that are expected to be received from the current assets on that date (see note 6 and 21).

-	Critical estimation on the determination of fair values in business combinations by “JAFRA’s Acquisition”

When business combinations are completed, it is required to apply the acquisition method to recognize the identifiable net assets acquired at fair value, on the acquisition date; Any excess of the consideration paid over the identified net assets is recognized as goodwill. For its part, any excess of the net assets identified over the consideration paid is recognized as a gain within the result of the year.

In estimating the fair values of identifiable assets acquired and liabilities assumed, the Company uses observable market data available. When input data is not available, the Company engages a qualified independent appraiser to perform the valuation. Management works closely with the independent qualified appraiser to establish the appropriate valuation techniques, assumptions, input data and criteria to be used in the valuation models.